MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2017
Marketable Securities [Abstract]
MARKETABLE SECURITIES

14.	MARKETABLE SECURITIES

Marketable securities held by the Company are listed equity securities considered to be available-for-sale securities.

The cost of sale of available-for-sale marketable securities is calculated on an average cost basis.

(in thousands of $)	2017	2016
Balance at start of the year	8,428	13,853
Shares acquired	46,100	—
Shares disposed of	(26,351)	—
Impairment loss	—	(7,233)
Unrealized gain (loss) recorded in other comprehensive income	1,326	1,808
Marketable securities reclassified as pledged to creditors	(10,272)	—
Total	19,231	8,428

Avance Gas
In March 2015, Frontline 2012 paid a stock dividend consisting of 4.1 million Avance Gas shares. Frontline 2012 retained 112,715 shares, which were recorded as marketable securities, in respect of the treasury shares held at the time of the dividend. The Company received 329,669 shares when Frontline 2012 paid the stock dividend. As of December 31, 2017, 2016 and 2015, the Company holds 442,384 shares in Avance Gas, which are recorded as marketable securities.

An impairment loss of $4.9 million was recorded in the year ended December 31, 2016, in respect of the mark to market loss on the Avance Gas shares that was determined to be other than temporary in view of the significant fall in rates and the short to medium term prospects for the LPG sector at that time.

In the period ended December 31, 2017, the Company recognized a mark to market loss of $0.09 million in relation to the 0.4 million shares held in Avance Gas Holdings Ltd in Other Comprehensive Income.

As of December 31, 2017, the 442,384 shares in Avance Gas are held as collateral against secured borrowings.

Ship Finance
As of December 31, 2017 and 2016, the Company owned 73,383 shares in Ship Finance, which were acquired as a result of the Merger.

In the period ended December 31, 2017, the Company recognized a mark to market gain of $0.05 million in relation to the 0.1 million shares held in Ship Finance in Other Comprehensive Income.

Golden Ocean
As of December 31, 2016 and 2015, the Company held 1,270,657 shares in Golden Ocean, which are recorded as marketable securities.

An impairment loss of $9.4 million was recorded in the year ended December 31, 2015, as a result of (i) the mark to market loss on the remaining Golden Ocean shares held by Frontline 2012 in the period from June 26, 2015 through December 31, 2015, and (ii) the mark to market loss on the Golden Ocean shares that were acquired as a result of the Merger. An impairment loss was recorded in both cases as it was determined that the loss was other than temporary in view of the significant fall in rates in the Baltic Dry Index.

An impairment loss of $2.4 million was recorded in the three months ended March 31, 2016, in respect of the mark to market loss on the Golden Ocean shares that was determined to be other than temporary in view of the significant fall in rates in the Baltic Dry Index and the short to medium term prospects for the dry bulk sector.

In December 2017, the Company sold 1,260,358 shares in GOGL for proceeds of $10.1 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares in GOGL in March 2018 for $10.3 million. The transaction has been accounted for as a secured borrowing, with the shares reclassified to marketable securities pledged to creditors and a liability recorded within debt for $10.1 million.

As of December 31, 2017 the Company reports a total of 1,270,657 shares in Golden Ocean (as adjusted for the 1-for-5 reverse share split in August 2016), of which 1,260,358 as marketable securities pledged to creditors.

In the period ended December 31, 2017, the Company recognized a mark to market gain of $4.37 million in relation to the 1.3 million shares held in Golden Ocean Group Ltd in Other Comprehensive Income.

DHT
The company acquired 10.9 million shares in DHT in the three months ended March 31, 2017 for an aggregate cost of $46.1 million.

In the period ended December 31, 2017, the Company sold a total of 6.2 million shares in DHT for proceeds of $27.4 million, recognizing a gain of $1.1 million in the statement of operations of which $0.6m relate to the gain reclassification from Other Comprehensive Income.

In the period ended December 31, 2017, the Company recognized a mark to market loss of $3.0 million in relation to the shareholding in DHT in Other Comprehensive Income.